Note 9 - Investment in Juanicipio - Cash Flow of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Net income	$ 48,659	$ 17,644
Deferred income tax expense and special mining duty	5,577	371
Net cash used in operating activities	(8,945)	(8,718)
Capital expenditures including plant, mine development and exploration	(15,220)	(12,018)
Net cash used in investing activities	(7,243)	(18,895)
Payment of lease obligations	(107)	(109)
Net cash from financing activities	54,955	928
Effect of exchange rate changes on cash	(15)	(108)
Increase (decrease) in cash during the year	38,752	(26,793)
Cash, beginning of year	29,955	56,748
Cash, end of year	68,707	29,955
Juanicipio [member]
Statement Line Items [Line Items]
Net income	129,428	90,247
Depreciation	68,475	20,913
Deferred income tax expense and special mining duty	27,381	26,348
Interest incurred on loans	18,524	2,298
Write-off of fixed asset	0	3,676
Other	3,304	3,711
Income tax and special mining duty payments	(83,875)	(11,570)
Change in other operating working capital	(18,172)	(6,361)
Net cash used in operating activities	145,064	129,261
Capital expenditures including plant, mine development and exploration	(84,881)	(156,040)
Other	1,487	282
Net cash used in investing activities	(83,393)	(155,758)
Loans and other capital provided by shareholders	56,800	18,500
Repayments of loans to shareholders	(58,441)	255
Interest paid to shareholders	(17,409)	(9,460)
Payment of lease obligations	(856)	(854)
Net cash from financing activities	(19,906)	8,440
Effect of exchange rate changes on cash	46	186
Increase (decrease) in cash during the year	41,811	(17,870)
Cash, beginning of year	1,102	18,972
Cash, end of year	$ 42,913	$ 1,102